SCHWAB CAPITAL TRUST

Schwab® International Opportunities Fund
(the fund)
Supplement dated September 26, 2023
to the fund’s currently effective Statutory Prospectus
and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the
Statutory Prospectus and SAI and should be read in conjunction with the
Statutory Prospectus and SAI.
Effective September 26, 2023, Eric Liu is added as a portfolio manager for Harris Associates L.P. Accordingly, the following changes are made to the fund’s Statutory Prospectus and SAI:
1.
Statutory Prospectus – In the table under “The Fund’s Investment Managers” in the “Fund Management” section: The following is added under “Harris Associates L.P.”:

Investment Manager and Address	Year Founded/ Assets Under Management (as of 12/31/2022)	Portfolio Manager(s)	Employment Experience
		Eric Liu, CFA, Vice President, Portfolio Manager and Senior International Investment Analyst	Mr. Liu joined Harris Associates L.P. in 2009. Mr. Liu has 21 years investment experience and holds a BA from the University of California Los Angeles and an MBA from the University of Chicago.

2.
SAI – Under “Other Accounts.” for Harris Associates in the “PORTFOLIO MANAGERS” section: The following is added:

In addition to the fund, Eric Liu is responsible for the day-to-day management of certain other accounts, as listed below, as of July 31, 2023. Mr Liu is also manager to three accounts whose advisory fees are partially based on performance metrics.
	Registered Investment Companies (this amount does not include the fund in this SAI)		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Eric Liu	2	$2,000,000,000	19	$9,040,000,000	7	$1,270,000,000

Accounts where compensation is based on account performance.
	Registered Investment Companies (this amount does not include the fund in this SAI)		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Eric Liu	0	$0	3	$290,000,000	0	$0

3.
SAI – Under “Ownership of Fund Shares.” for Harris Associates in the “PORTFOLIO MANAGERS” section: The following is appended to the paragraph:

As of July 31, 2023, Eric Liu did not beneficially own any of the fund’s shares.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
REG122112-00 (09/23)
00290883